Variable interest entities (Tables)	12 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of the Carrying Value of the Variable Interests
The following tables present the carrying value of the variable interests of unconsolidated VIEs, the presentation in the consolidated balance sheet, and the maximum exposure to loss associated with these variable interests as of March 31, 2019 and 2020. Maximum exposure to loss does not reflect Sony’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Sony enters into to reduce its exposure. The risks associated with VIEs in which Sony is involved are limited to the amount recorded in the consolidated balance sheets and the amount of commitments.

	Yen in millions
	March 31, 2019
	Presentation in the consolidated balance sheets			Maximum exposure to loss
	Marketable securities	Securities investments and other	Prepaid expenses and other current assets
Equity securities *1	135,552	8,485	—	146,031
Securitized products	—	191,049	—	195,190
Foreign corporate bonds *2	29,889	65,503	—	95,392
Other investments	—	4,688	21,000	25,688

Total	165,441	269,725	21,000	462,301

	Yen in millions
	March 31, 2020
	Presentation in the consolidated balance sheets			Maximum exposure to loss
	Marketable securities	Securities investments and other	Prepaid expenses and other current assets
Equity securities *1	579,773	6,229	—	587,602
Securitized products	—	210,641	—	210,641
Foreign corporate bonds *2	41,452	41,036	—	82,488
Other investments	—	16,253	21,000	43,719

Total	621,225	274,159	21,000	924,450

*1	Equity securities include Investment funds.

*2	Foreign corporate bonds include repackaged bonds.